Employee Future Benefits - Life Expectancies (Detail) - yr	Dec. 31, 2024	Dec. 31, 2023
U.S. | Life expectancy (in years) for those currently age 65 | Males
Disclosure of defined benefit plans [line items]
Life expectancy (in years)	22,200,000	22,200,000
U.S. | Life expectancy (in years) for those currently age 65 | Females
Disclosure of defined benefit plans [line items]
Life expectancy (in years)	23,700,000	23,700,000
U.S. | Life expectancy (in years) at age 65 for those currently age 45 | Males
Disclosure of defined benefit plans [line items]
Life expectancy (in years)	23,600,000	23,600,000
U.S. | Life expectancy (in years) at age 65 for those currently age 45 | Females
Disclosure of defined benefit plans [line items]
Life expectancy (in years)	25,100,000	25,000,000.0
Canada | Life expectancy (in years) for those currently age 65 | Males
Disclosure of defined benefit plans [line items]
Life expectancy (in years)	24,400,000	24,300,000
Canada | Life expectancy (in years) for those currently age 65 | Females
Disclosure of defined benefit plans [line items]
Life expectancy (in years)	26,200,000	26,200,000
Canada | Life expectancy (in years) at age 65 for those currently age 45 | Males
Disclosure of defined benefit plans [line items]
Life expectancy (in years)	25,300,000	25,300,000
Canada | Life expectancy (in years) at age 65 for those currently age 45 | Females
Disclosure of defined benefit plans [line items]
Life expectancy (in years)	27,100,000	27,100,000